Property and Equipment, Net - Additional Information (Details) $ in Thousands						3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($) Aircrafts	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Aircrafts	May 31, 2022 USD ($) Aircrafts	Apr. 30, 2022 USD ($) Aircrafts	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of tangible assets										$ 300
Payments to acquire property, plant, and equipment								$ 203		99	$ 137
Leasehold improvements
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property and equipment											100
Internal Use Software
Property, Plant and Equipment [Line Items]
Impairment of tangible assets										200
Depreciation and Amortization
Property, Plant and Equipment [Line Items]
Depreciation on property pant and equipment										400	400
Southern Airways Corporation
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property and equipment							$ 0		$ 0	0	0
Payments to acquire property, plant, and equipment								1,142	13,492	18,979	6,381
Depreciation						$ 800	$ 530	1,600	$ 934	$ 2,400	$ 1,300
Southern Airways Corporation | Promissory Note | Tecnam
Property, Plant and Equipment [Line Items]
Purchase of aircraft through promissory note				$ 1,800
Southern Airways Corporation | Clarus Tranche Three Promissory Note
Property, Plant and Equipment [Line Items]
Property plant and equipment number of aircrafts acquired | Aircrafts			4
Purchase of aircraft through promissory note			$ 4,500
Southern Airways Corporation | Clarus Tranche Four Promissory Note
Property, Plant and Equipment [Line Items]
Property plant and equipment number of aircrafts acquired | Aircrafts	1
Purchase of aircraft through promissory note	$ 2,900
Southern Airways Corporation | Aircrafts
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property and equipment						$ 342		$ 342
Southern Airways Corporation | Aircrafts | Marianas
Property, Plant and Equipment [Line Items]
Property, plant and equipment, additions		$ 2,800
Purchase of aircraft through entity cash flow		250
Purchase of aircraft through funding from joint venturer		350
Purchase of aircraft through joint venture entity		$ 200
Southern Airways Corporation | Aircrafts | Tecnam
Property, Plant and Equipment [Line Items]
Property plant and equipment number of aircrafts acquired | Aircrafts				1
Property, plant and equipment, additions				$ 2,800
Payments to acquire property, plant, and equipment				$ 1,000
Southern Airways Corporation | Aircrafts | Clarus Tranche Two and Three Promissory Note
Property, Plant and Equipment [Line Items]
Property plant and equipment number of aircrafts acquired | Aircrafts					3
Purchase of aircraft through promissory note					$ 1,600
Southern Airways Corporation | Aircrafts | Clarus Tranche Three Promissory Note
Property, Plant and Equipment [Line Items]
Property plant and equipment number of aircrafts acquired | Aircrafts			1
Property, plant and equipment, additions			$ 1,800
Payments to acquire property, plant, and equipment			$ 100
Southern Airways Corporation | Aircraft and Spare Aircraft Engine | Clarus Tranche One Promissory Note | Air Choice One Acquisition
Property, Plant and Equipment [Line Items]
Property plant and equipment number of aircrafts acquired | Aircrafts					3
Purchase of aircraft through promissory note					$ 4,200